Stockholders' Deficit (Details 6) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Prepaid stock compensation	$ 204,510	$ 534,456	$ 1,965,911	$ 0